Income Taxes - Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended							6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current tax provision
U.S. federal													$ 10,329	$ 16,518	$ 13,663
State and local													1,923	3,347	5,660
Foreign													1,685	1,081	1,312
Total current													13,937	20,946	20,635
Deferred tax provision
U.S. federal													4,389	10,209	5,760
State and local													571	188	372
Foreign													288	94	(91)
Total deferred										691	2,273		5,248	10,491	6,041
Total provision	$ 6,769	$ (971)	$ 8,198	$ 12,613	$ 3,726	$ 7,258	$ 7,840	$ 7,227	$ 15,098	$ 17,762	$ 13,996	$ 18,824	$ 19,185	$ 31,437	$ 26,676